Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2019
Within one year [member]
Statement [LineItems]
Summary of Trade and Other Receivables

Amounts falling due within one year:

	30 June 2019	30 June 2018	31 December 2018
	£m	£m	£m
Trade receivables	7,713.8	7,422.6	8,062.2
Work in progress	419.5	405.8	366.5
VAT and sales taxes recoverable	270.6	245.5	264.2
Prepayments	391.0	420.4	287.3
Accrued income	3,731.1	3,672.4	3,541.2
Fair value of derivatives	10.0	2.1	1.3
Other debtors	634.2	565.3	578.8
	13,170.2	12,734.1	13,101.5

More than one year [member]
Statement [LineItems]
Summary of Trade and Other Receivables

Amounts falling due after more than one year:

	30 June 2019	30 June 2018	31 December 2018
	£m	£m	£m
Prepayments	2.8	4.2	3.0
Accrued income	22.8	21.8	16.5
Fair value of derivatives	6.3	—	8.4
Other debtors	150.8	144.4	152.1
	182.7	170.4	180.0